EXPLORATION AND EVALUATION ASSETS - Exploration and evaluation assets and the related spending commitments (Details) kr in Thousands, $ in Thousands, $ in Thousands							12 Months Ended						60 Months Ended
	Apr. 11, 2016	Jan. 04, 2016 USD ($) a $ / a	Mar. 04, 2012 DKK (kr)	Mar. 04, 2012 CAD ($)	Aug. 15, 2011 DKK (kr)	Aug. 15, 2011 CAD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 CAD ($)	Jan. 04, 2016 CAD ($) a $ / a	Dec. 31, 2015 CAD ($)	Apr. 05, 2010
Disclosure of exploration and evaluation assets
Reclamation deposit								$ 14		$ 14
Post Creek Property
Disclosure of exploration and evaluation assets
Percentage of interest in property to be acquired on basis of option agreement																100.00%
Advances payable annually on net smelter return royalties								10		10					$ 10
Exploration and license related expenditures								53		80
Halcyon Property
Disclosure of exploration and evaluation assets
Advances payable annually on net smelter return royalties								8		8					$ 8
Exploration and license related expenditures								14		25
Section 35 Property
Disclosure of exploration and evaluation assets
Exploration and license related expenditures								3		3
Length of metallic minerals lease		10 years
Area covered by metallic minerals lease | a		320												320
Reclamation deposit		$ 10,000												$ 14
Maniitsoq Property
Disclosure of exploration and evaluation assets
Exploration and license related expenditures								$ 12,064		8,513
Percentage of net smelter return royalties							2.50%	2.50%
Percentage of net smelter return royalties after reduction							1.00%	1.00%
Payment required to reduce net smelter return royalties								$ 2,000
Number of days from decision to commence commercial production to reduce net smelter return royalties							60 days	60 days
Period of additional license application for years 11-13							3 years	3 years
Period of additional license application after year 13							3 years	3 years
Sulussugut License
Disclosure of exploration and evaluation assets
Exploration and license related expenditures								$ 11,079		7,755
License fee paid					kr 31	$ 6			kr 40	8
Period of additional license application after first period	5 years
Exploration requirement										0	kr 83,809	$ 15,808	$ 26,116
Exploration cost								44,937
Accumulated exploration credits | kr											kr 100,304
Approved exploration expenditures							kr 85,094	16,746
Total carried credits							kr 246,507	48,513
Ininngui License
Disclosure of exploration and evaluation assets
Exploration and license related expenditures								985		$ 758
License fee paid			kr 32	$ 6
Period of additional license application after first period									5 years	5 years
Exploration requirement									kr 15,677	$ 3,044
Exploration cost								$ 3,698
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash							50.00%	50.00%
Minimum | Section 35 Property
Disclosure of exploration and evaluation assets
Percentage of production royalty payable		2.00%												2.00%
Minimum | Ininngui License
Disclosure of exploration and evaluation assets
Exploration and license related expenditures									kr 2,715	$ 535
Period of license									5 years	5 years
Number of consecutive years for which alternative compensation calculation may be used							2 days	2 days
Maximum | Section 35 Property
Disclosure of exploration and evaluation assets
Percentage of production royalty payable		2.50%												2.50%
Years 1-5 | Section 35 Property
Disclosure of exploration and evaluation assets
Annual rental fee | $ / a		3.00												3.00
Years 6-10 | Section 35 Property
Disclosure of exploration and evaluation assets
Annual rental fee | $ / a		6.00												6.00
Year 11 onwards | Section 35 Property
Disclosure of exploration and evaluation assets
Additional annual rental fee | $ / a		5.00												5.00
Year 11 onwards | Minimum | Section 35 Property
Disclosure of exploration and evaluation assets
Annual rental fee | $ / a		10.00												10.00
Year 11 onwards | Maximum | Section 35 Property
Disclosure of exploration and evaluation assets
Annual rental fee | $ / a		55.00												55.00
2018 | Ininngui License
Disclosure of exploration and evaluation assets
Exploration requirement | kr									kr 2,276
2019 | Ininngui License
Disclosure of exploration and evaluation assets
Exploration requirement | kr									6,790
2020 | Ininngui License
Disclosure of exploration and evaluation assets
Exploration requirement | kr									kr 9,367